Fidelity (logo) Investments®|	245 Summer Street Boston MA 02210 617 563 7000
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	June 19, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fidelity Aberdeen Street Trust (the trust):

Fidelity Freedom Index 2005 Fund

Fidelity Freedom Index 2010 Fund

Fidelity Freedom Index 2015 Fund

Fidelity Freedom Index 2020 Fund

Fidelity Freedom Index 2025 Fund

Fidelity Freedom Index 2030 Fund

Fidelity Freedom Index 2035 Fund

Fidelity Freedom Index 2040 Fund

Fidelity Freedom Index 2045 Fund

Fidelity Freedom Index 2050 Fund

Fidelity Freedom Index 2055 Fund

Fidelity Freedom Index 2060 Fund

Fidelity Freedom Index Income Fund (the funds)

File Nos. 033-43529 and 811-06440

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Jamie Plourde
Jamie Plourde
Legal Product Group